Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Schedule of Increase in Liabilities
Compensation expense and the income tax expense (benefit) for these awards for the years ended December 31 are shown in the following table:

For the years ended December 31,	2017	2016
Compensation expense	$341	$181
Income tax expense (benefit)	$(85)	$(56)
Compensation expense and the income tax expense (benefit) for other share-based payment plans for the years ended December 31 are shown in the following table. Since expenses for the DSUs are accrued as part of incentive compensation in the year awarded, the expenses below do not include these accruals. The expenses presented in the following table include increases in the liabilities for Sun Shares and DSUs due to changes in the fair value of the common shares and the accruals of the Sun Shares liabilities over the vesting period, and exclude any adjustment in expenses due to the impact of hedging.

For the years ended December 31,	2017	2016
Compensation expense	$125	$171
Income tax expense (benefit)	$(32)	$(47)

Schedule of activity in stock option plans
The activities in the stock option plans for the years ended December 31 are as follows:

	2017		2016
	Number of stock options (thousands)	Weighted average exercise price	Number of stock options (thousands)	Weighted average exercise price
Balance, January 1,	3,397	$34.19	4,809	$34.79
Granted	369	$48.20	396	$40.16
Exercised	(437)	$34.70	(1,245)	$31.45
Forfeited	(4)	$47.96	(128)	$50.43
Expired	(317)	$52.54	(435)	$49.30
Balance, December 31,	3,008	$33.88	3,397	$34.19
Exercisable, December 31,	2,071	$29.76	2,440	$32.60

Schedule of stock options outstanding
The stock options outstanding as at December 31, 2017 by exercise price, are as follows:

Range of exercise prices	Number of stock options (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$18.00 to $24.00	732	3.44	$21.18
$24.01 to $30.00	364	4.75	$27.80
$30.01 to $35.00	388	2.70	$31.01
$35.01 to $45.00	1,050	7.24	$39.47
$45.01 to $49.00	474	7.16	$48.15
Total stock options	3,008	5.41	$33.88

Disclosure of range of exercise prices of outstanding share options [text block]
The stock options outstanding as at December 31, 2017 by exercise price, are as follows:

Range of exercise prices	Number of stock options (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$18.00 to $24.00	732	3.44	$21.18
$24.01 to $30.00	364	4.75	$27.80
$30.01 to $35.00	388	2.70	$31.01
$35.01 to $45.00	1,050	7.24	$39.47
$45.01 to $49.00	474	7.16	$48.15
Total stock options	3,008	5.41	$33.88

Schedule of fair value options granted using Black-Scholes options pricing model
The Black-Scholes option pricing model used the following assumptions to determine the fair value of options granted during the years ending December 31:

Weighted average assumptions	2017	2016
Risk-free interest rate	1.3%	0.9%
Expected volatility	31.7%	32.3%
Expected dividend yield	4%	4%
Expected life of the option (in years)	6.3	6.3
Exercise price	$48.20	$40.16

Explanation of effect of share-based payments on entity's financial position
The units outstanding under these plans and the liabilities recognized for these units in our Consolidated Statements of Financial Position are summarized in the following table:

Number of units (in thousands)	Sun Shares	DSUs	Total
Units outstanding December 31, 2016	6,612	991	7,603
Units outstanding December 31, 2017	6,507	1,040	7,547
Liability accrued as at December 31, 2016	$250	$45	$295
Liability accrued as at December 31, 2017	$250	$50	$300